TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

	Short-Term Variable Rate Municipal Obligations (71.3%)
	Colorado
	Colorado Educational & Cultural Facilities Authority,
$5,250	Capital Christian School Ser 2007	8.05%	10/07/08	$5,250,000
2,930	Pueblo Serra Worship Holdings Ser 2006	8.28	10/07/08	2,930,000
3,000	Colorado Health Facilities Authority, Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	8.22	10/07/08	3,000,000
2,500	Colorado Springs, Utilities System Sub Lien Ser 2007 A	8.27	10/07/08	2,500,000
20,000	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	7.95	10/07/08	20,000,000

	Delaware
	Delaware Economic Development Authority,
2,400	Archmere Academy Inc Ser 2006	7.53	10/07/08	2,400,000
2,950	St Andrew’s School Ser 2004	7.25	10/07/08	2,950,000

	Florida
4,660	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)	4.72	10/07/08	4,660,000

	Georgia
3,275	Columbus Development Authority, Foundation Properties Inc Student Housing & Academic Facilities Ser 2006	8.46	10/07/08	3,275,000
10,250	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	7.85	10/07/08	10,250,000

	Illinois
5,000	Chicago, Refg Ser 2008 A Eagle #20080016 Class A	8.24	10/07/08	5,000,000
3,100	Cook County, Ser 2002 B	7.50	10/07/08	3,100,000
	Illinois Development Finance Authority,
4,700	Museum of Contemporary Art Ser 1994	7.95	10/07/08	4,700,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	7.95	10/07/08	3,400,000
1,000	Illinois Educational Facilities Authority, University of Chicago Ser B-1	1.85	10/07/08	1,000,000
	Illinois Finance Authority,
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	8.07	10/07/08	4,500,000
3,000	Dominican University Ser 2006	7.95	10/07/08	3,000,000
4,000	Village of Oak Park Residence Ser 2006	7.95	10/07/08	4,000,000
3,000	Illinois, Ser 2003 PUTTERs 2008 Ser 3098	4.64	10/07/08	3,000,000
9,690	Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA)	8.15	10/07/08	9,690,000

	Indiana
3,500	Indianapolis Local Public Improvement Bond Bank, Ser 2002 A PUTTERS Ser 2787 (MBIA Insd)	5.45	10/07/08	3,500,000

	Kentucky
9,500	Boyle County, Ephraim McDowell Health Ser 2006	8.25	10/07/08	9,500,000

	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	8.01	10/07/08	11,520,000
1,864	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	7.96	10/07/08	1,864,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

	Maryland
2,900	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	7.98	10/07/08	2,900,000

	Massachusetts
12,650	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	7.98	10/07/08	12,650,000
2,000	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser T-1	2.25	05/20/09	2,000,000

	Michigan
3,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	7.50	10/07/08	3,000,000
7,500	Michigan Hospital Finance Authority, Healthcare Equipment Loan Program Ser C	8.25	10/07/08	7,500,000

	Minnesota
7,550	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	7.98	10/07/08	7,550,000

	Mississippi
1,100	Perry County, Leaf River Forest Products Inc Ser 2002	7.90	10/07/08	1,100,000

	New York
5,950	Austin Trust, New York City Fiscal 2002 Ser D Custody Receipts Ser 2008-1064	6.26	10/07/08	5,950,000

	North Carolina
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	8.05	10/01/08	6,000,000
8,280	North Carolina Medical Care Commission, United Church Homes & Services Ser 2007	8.05	10/07/08	8,280,000
5,000	Piedmont Triad Airport Authority, Ser 2008 A	7.25	10/07/08	5,000,000

	Ohio
3,530	Columbus, Sewer Ser 2008 B	7.76	10/07/08	3,530,000
11,465	East Liverpool, East Liverpool City Hospital Ser 2006	8.50	10/07/08	11,465,000
5,800	Franklin County, OH, OhioHealth Corp Ser 2008 A	7.93	10/07/08	5,800,000

	Pennsylvania
	Allegheny County Industrial Development Authority,
5,105	Carnegie Museums of Pittsburgh Ser 2002	8.01	10/07/08	5,105,000
1,800	Carnegie Museums of Pittsburgh Ser 2005	8.01	10/07/08	1,800,000
6,750	Bucks County Industrial Develpoment Authority, Pennswood Village Ser 2007 A	8.00	10/07/08	6,750,000
8,780	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	8.25	10/07/08	8,780,000
9,000	Pennsylvania Higher Educational Facilities Authority, Indiana University of Pennsylvania Student Housing Ser 2008	7.90	10/07/08	9,000,000
1,545	Washington County Authority, Girard Estate Ser 1999	7.90	10/07/08	1,545,000

	South Carolina
5,000	South Carolina Jobs — Economic Development Authority, Goodwill Industries Ser 2006	8.05	10/07/08	5,000,000

	Tennessee
5,765	Grenneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	7.90	10/07/08	5,765,000
7,275	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	7.96	10/07/08	7,275,000
8,225	Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B	4.20	10/07/08	8,225,000

	Texas
7,000	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2006 A	1.60	11/18/08	7,000,000
12,700	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2	4.25	10/01/08	12,700,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	7.93	10/07/08	5,300,000
2,610	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.70	02/15/09	2,610,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

6,000	Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs II-R Ser 10014	5.65	10/07/08	6,000,000
1,600	Texas Transportation Commission, Mobility Fund Ser 2008 PUTTERs Ser 2510	4.09	10/07/08	1,600,000

	Washington
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	4.92	10/07/08	4,800,000
6,000	Washington Higher Education Facilities Authority, University of Puget Sound Ser 2006 B	8.34	10/07/08	6,000,000
11,000	Washington State Housing Commission, Mirabella Ser 2006 A	6.00	10/01/08	11,000,000
200	Washington State	7.75	10/01/08	200,000

	Wisconsin
1,240	Rhinelander, YMCA of the Northwoods Ser 2006	8.00	10/07/08	1,240,000

	Wyoming
2,320	Sweetwater County, Memorial Hospital Ser 2006 A	8.03	10/07/08	2,320,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $327,729,000)			327,729,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (8.4%)
	Florida
3,000	Hillsborough County, Ser 2002 A	1.70%	03/19/09	1.70%	3,000,000

	Illinois
2,000	Illinois Development Finance Authority, Loyola University	1.75	01/06/09	1.75	2,000,000

	Kentucky
2,000	Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1	1.65	10/08/08	1.65	2,000,000

	Massachusetts
2,470	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.80	02/05/09	1.80	2,470,000
1,735	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.60	12/04/08	1.60	1,735,000
1,900	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.63	02/05/09	1.63	1,900,000

	Michigan
3,090	Michigan, Multi-Modal School Loan Ser 2005 C	3.50	10/28/08	3.50	3,090,000

	Texas
4,000	Harris County Metropolitan Transit Authority, Sales & Use Tax Ser A	1.45	10/06/08	1.45	4,000,000
2,500	Harris County Metropolitan Transit Authority, Sales & Use Tax Ser A	1.65	10/06/08	1.65	2,500,000
5,000	Houston, Ser D	1.70	10/07/08	1.70	5,000,000
2,000	San Antonio, Water System Ser 2001 A	1.65	11/13/08	1.65	2,000,000
3,000	Texas A&M University, Ser B	1.55	02/05/09	1.55	3,000,000
2,000	University of Texas Regents, Permanent University Fund Notes Ser 2007 A	1.60	11/12/08	1.60	2,000,000
1,500	University of Texas Regents, Permanent University Fund Ser A	1.65	02/05/09	1.65	1,500,000

	Utah
2,200	Intermountain Power Agency, 1997 Ser B-1	1.55	11/13/08	1.55	2,200,000

	Total Tax-Exempt Commercial Papers (Cost $38,395,000)				38,395,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Short-Term Municipal Notes and Bonds (11.2%)
	Idaho
2,000	Idaho, Ser 2008 TANs, dtd 07/01/08	3.00	06/30/09	1.72	2,018,741

	Indiana
2,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 06/24/08	2.25	05/28/09	1.822	2,018,068
1,000	Indianapolis Local Public Improvement Bond Bank, Ser 2008 A-1 Notes, dtd 06/26/08	2.25	10/01/08	1.822	1,000,000
1,000	Indianapolis Local Public Improvement Bond Bank, Ser 2008 B-1 Notes, dtd 06/26/08	2.25	10/01/08	1.822	1,000,000

	Kansas
4,355	Wichita, Renewal & Improvement Temporary Notes Ser 224, dtd 08/19/08	4.25	02/19/09	4.10	4,379,829

	Massachusetts
1,000	New Bedford, Ser 2008 RANs, dtd 09/19/08	4.25	06/30/09	4.10	1,003,304
2,000	Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/01/08	3.00	07/30/09	4.10	2,008,569
4,675	Pioneer Valley Transit Authority, MA, Ser 2008 RANs, dtd 03/19/08	5.00	02/27/09	3.30	4,706,212
1,000	Worcester Regional Transit Authority, MA, Ser 2008 RANs, dtd 06/27/08	3.25	06/26/09	2.75	1,003,571

	Michigan
2,000	Michigan State, dtd 12/20/07	4.00	09/30/08	1.77	2,000,000

	Missouri
1,000	St Louis, MO, General Fund Ser 2008 TRANs, dtd 07/01/08	3.25	06/30/09	1.77	1,010,835

	New Jersey
1,000	Galloway Township, Ser 2008 BANs, dtd 09/12/08	3.00	09/11/09	1.77	1,008,701

	New York
1,500	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 09/28/08	2.75	06/30/09	1.77	1,506,723
2,650	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 07/09/08	4.00	06/24/09	1.77	2,680,170
1,000	Poughkeepsie Town, Ser 2008 BANs, dtd 09/11/08	2.75	03/20/09	1.77	1,003,946

	Ohio
2,000	American Municipal Power — Ohio Inc, Prairie Street Ser 2008 BANs, dtd 04/02/08	3.50	04/01/09	1.77	2,011,994
1,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 08/12/08	2.50	05/19/09	1.77	1,004,674
1,000	Lucas County, Ser 2008 BANs, dtd 07/30/08	3.00	07/30/09	1.77	1,010,574

	Oregon
2,000	Oregon, Ser 2008 A TANs, dtd 07/01/08	3.00	06/30/09	1.701	2,019,040

	South Carolina
1,700	Charleston County School District, Ser 2008 TANs, dtd 07/31/08	2.50	04/01/09	1.701	1,708,394
2,629	South Carolina Association of Governmental Organizations, Ser 2008 A COPs, dtd 07/17/08	3.00	04/15/09	1.701	2,649,346
1,505	South Carolina Association of Governmental Organizations, Ser 2008 A COPs, dtd 09/10/08	3.00	03/02/09	1.701	1,514,217

	Texas
1,350	Harris County, Series 2008 TANs, dtd 07/17/08	3.00	02/26/09	1.701	1,355,636
5,000	Texas, Ser 2008 TRANs, dtd 08/28/08	3.00	08/28/09	1.701	5,061,122

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Washington
1,975	King County, Ser 2007 BANs, dtd 11/01/07	4.25	10/30/08	3.42	1,976,259

	Wisconsin
3,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08	3.00	06/15/09	1.697	3,027,062

	Total Short-Term Municipal Notes and Bonds (Cost $51,686,987)				51,686,987

NUMBER OF
SHARES (000)
	Investment Company (c) (5.4%)
24,800	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $24,800,000)		24,800,000

	Total Investments (Cost $442,610,987)(d)	96.3	442,610,987

	Other Assets in Excess of Liabilities	3.7	17,246,333

	Net Assets	100.0%	$459,857,320

BANs	Bond Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates.

TANs	Tax Anticipation Notes.

TRANs	Tax and Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at September 30, 2008.

(b)	Date on which the principal amount can be recovered through demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity

(d)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	Ambac Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

MS Tax Free Daily Income Trust
Notes to the Portfolio of Investments
FAS 157
9/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$442,610,987	$24,800,000	$417,810,987	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
November 18, 2008

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